COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Loan commitments, off-balance sheet risk	$ 12,500	$ 16,200